Note 14 - Provision for Site Reclamation and Closure - Schedule Present Value Liability (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance	$ 4,495	$ 4,271
Accretion	146	148
Change in estimate	404	76
Balance	5,045	4,495
QUEBEC
Statement Line Items [Line Items]
Balance	1,569	1,567
Accretion	50	54
Change in estimate	(23)	(52)
Balance	1,596	1,569
NUNAVUT
Statement Line Items [Line Items]
Balance	2,926	2,704
Accretion	96	94
Change in estimate	427	128
Balance	$ 3,449	$ 2,926